Investments - Additional Information (Detail)		12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Investment	Dec. 31, 2014 USD ($) Investment	Dec. 31, 2013 USD ($)
Schedule of Investments [Line Items]
Amortized cost of fixed-maturity securities with rights to call or prepay without penalty		$ 26,148,167,000
Carrying value of investments held on deposit with various insurance departments and in other trusts		$ 45,393,000	$ 52,027,000
Available-for-sale investment holdings that were in an unrealized loss position for fixed-maturity securities | Investment		1,294	356
Realized gain on exchanges		$ 31,832,000	$ 0	$ 44,179,000
Mortgage loan on real estate		$ 8,788,018,000	7,182,169,000
Interest rates on investments in new mortgage loans, minimum range		3.30%
Interest rates on investments in new mortgage loans, maximum range		4.80%
Non-consolidated VIE liabilities		$ 0	0
Realized investment gain upon initial consolidation		31,832,000
Acquired loans		224,083,000	201,268,000
Available-for-sale, at fair value		80,734,468,000	79,211,785,000
Notes payable		84,761,000	92,184,000
Other liabilities		4,240,504,000	3,278,054,000
Fixed-maturity securities
Schedule of Investments [Line Items]
Fair value of securities on loan		2,392,657,000	2,280,442,000
Cash and Cash Equivalents
Schedule of Investments [Line Items]
Collateral held		$ 2,480,996,000	$ 2,361,952,000
CALIFORNIA | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		27.70%	29.20%
Mortgage loan on real estate		$ 2,448,008,000	$ 2,108,890,000
TEXAS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level			10.10%
Mortgage loan on real estate			$ 729,761,000
ILLINOIS | Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Mortgage loan on real estate, concentration level		11.60%	10.00%
Mortgage loan on real estate		$ 1,025,605,000	$ 722,225,000
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Available-for-sale, at fair value		26,941,000
Preferred stock
Schedule of Investments [Line Items]
Other liabilities		32,195,000	32,195,000
Collateralized debt obligations
Schedule of Investments [Line Items]
Realized gain on exchanges				44,179,000
Net assets	$ 158,804,000
Assets purchased by the Company	96,046,000
Available-for-sale, at fair value		21,164,000	45,229,000
Cash received for securities				253,125,000
Securities book value				208,946,000
Collateralized debt obligations | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Investments [Line Items]
Liquidated assets at auction	$ 163,389,000
Acquired loans		44,527,000
Available-for-sale, at fair value		12,611,000
Mortgage Loans on Real Estate
Schedule of Investments [Line Items]
Provision (benefit) charged to operations		2,400,000	(5,000,000)	(18,500,000)
Release due to discounted payoff		0	26,750,000	0
Mortgage Loans on Real Estate | Change in Estimate
Schedule of Investments [Line Items]
Provision (benefit) charged to operations				(13,500,000)
Mortgage Loans on Real Estate | Reevaluation of Allowance
Schedule of Investments [Line Items]
Provision (benefit) charged to operations				$ (5,000,000)
Junior tranche Notes
Schedule of Investments [Line Items]
Notes payable		2,789,000
External Credit Rating, Investment Grade
Schedule of Investments [Line Items]
Unrealized gain loss on investment grade securities		$ 1,773,647,000	$ 267,015,000
Percentage of unrealized loss		83.90%	84.90%